Other equity instruments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Other Equity Instruments Explanatory [Abstract]
Schedule of Other Equity Instruments

	2024 £m	2023 £m	2022 £m
At 1 January	6,940	5,297	5,906
Issued during the year:
$1,000 million 6.75% Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Contingent Convertible Securities Callable 2031	763	–	–
$1,250 million 8% Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Contingent Convertible Securities Callable 2029	–	1,028	–
£750 million 8.5% Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Contingent Convertible Securities Callable 2028	–	750	–
£750 million 8.5% Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Contingent Convertible Securities Callable 2027	–	–	750
	763	1,778	750
Repurchases and redemptions during the year:
$1,675 million 7.5% Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Contingent Convertible Securities	(1,008)	–	–
£500 million 5.125% Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Contingent Convertible Securities Callable 2024	(500)	–	–
£1,494 million 7.625% Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Contingent Convertible Securities Callable 2023	–	(135)	(1,359)
	(1,508)	(135)	(1,359)
Profit for the year attributable to other equity holders	498	527	438
Distributions on other equity instruments	(498)	(527)	(438)
At 31 December	6,195	6,940	5,297